Additional Notes - Summary of Sensitivity Analysis of Variable Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase Variable Interest Rate 10% [Member]
Sensitivity Analysis Variable [Line Items]
Foreign Exchange, Sensitivity Analysis	€ 0.8	€ 1.2	€ (0.3)
Decrease Variable Interest Rate 10% [Member]
Sensitivity Analysis Variable [Line Items]
Foreign Exchange, Sensitivity Analysis	€ (0.8)	€ (1.4)	€ 0.3